Acquisitions, investments, purchases of intangible assets and divestitures - Acquisitions and Investments (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Cash consideration, net of cash acquired	€ (1,922,745,000)	€ (345,544,000)
Acquisitions
Cash consideration, net of cash acquired	(1,883,791,000)	€ (59,745,000)
Goodwill.	€ 13,498,623,000		€ 12,209,606,000